Fair value (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial Assets
Other long-term receivables	€ 165	€ 173
Trade and other receivables	4,082	3,238
Foreign currency forwards	0	1
Other current assets	1,576	1,284
Cash and cash equivalents	16,604	17,888	€ 75,602	€ 135,509
Financial Assets	67,919	76,968
Carrying value
Financial Assets
Other long-term receivables	165	173
Trade and other receivables	4,082	3,237
Foreign currency forwards	0	1
Other current assets	1,576	1,284
Cash and cash equivalents	16,604	17,888
Financial Assets	67,919	76,968
Financial liabilities
Financial debt	105	146
Foreign currency option	427	10
Recoverable cash advances	8,887	8,431
Trade and other payables	9,024	10,142
Fair value
Financial Assets
Other long-term receivables	165	173
Trade and other receivables	4,082	3,237
Foreign currency forwards	0	1
Other current assets	1,576	1,284
Cash and cash equivalents	16,604	17,888
Financial Assets	67,919	76,968
Financial liabilities
Financial debt	99	138
Foreign currency option	427	10
Recoverable cash advances	8,887	8,431
Trade and other payables	€ 9,024	€ 10,142